Summary of Significant Accounting Policies (Details) - Schedule of contributed to the ESOP - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Contributed To The Esop Abstract
Allocated shares	117,065	99,668
Shares committed to be released	463	9,338
Unearned shares	461	10,261
Total ESOP shares	117,989	119,267
Fair value of unearned shares at End of period (in Dollars)	$ 4,000	$ 76,000